Additional Notes - Summary of Agreements Related to Clinical Development trough Partners (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 01, 2018 USD ($)	Nov. 01, 2018 EUR (€)	Nov. 01, 2017 USD ($)	Nov. 01, 2017 EUR (€)
Clinical Agreements [Line Items]
Expiration term tafasitamab patent	11 years	11 years
Payments from HI-Bio	$ 500.0	€ 452.5
Agreements related to clinical development through partners
Clinical Agreements [Line Items]
Additional payments						$ 3.5	€ 3.1	$ 20.0	€ 16.8
Milestone payment								8.0	7.1
Clinical milestone payments						99.0	89.6	$ 90.5	€ 81.9
Upfront payment						$ 2.5	€ 2.1
MOR210
Clinical Agreements [Line Items]
Upfront payment	$ 15.0		€ 13.6
Constellation
Clinical Agreements [Line Items]
Upfront payment				$ 23.0	€ 20.8